OPERATING SEGMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Performance obligations expected to be satisfied	$ 236,582
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment - net	5,223	$ 6,129
Non-U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment - net	6,970	$ 7,198
Equipment
Segment Reporting Information [Line Items]
Performance obligations expected to be satisfied	$ 44,198
Equipment | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Performance obligation satisfaction, period one
Segment Reporting Information [Line Items]
Performance obligation expected to be satisfied (as a percent)	55.00%
Performance obligations expected to be satisfied, expected timing	1 year
Equipment | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Performance obligation satisfaction, period two
Segment Reporting Information [Line Items]
Performance obligation expected to be satisfied (as a percent)	80.00%
Performance obligations expected to be satisfied, expected timing	2 years
Equipment | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Performance obligation satisfaction, period three
Segment Reporting Information [Line Items]
Performance obligation expected to be satisfied (as a percent)	98.00%
Performance obligations expected to be satisfied, expected timing	5 years
Services
Segment Reporting Information [Line Items]
Performance obligations expected to be satisfied	$ 192,385
Services | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Performance obligation satisfaction, period one
Segment Reporting Information [Line Items]
Performance obligation expected to be satisfied (as a percent)	12.00%
Performance obligations expected to be satisfied, expected timing	1 year
Services | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Performance obligation satisfaction, period two
Segment Reporting Information [Line Items]
Performance obligation expected to be satisfied (as a percent)	44.00%
Performance obligations expected to be satisfied, expected timing	5 years
Services | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Performance obligation satisfaction, period three
Segment Reporting Information [Line Items]
Performance obligation expected to be satisfied (as a percent)	69.00%
Performance obligations expected to be satisfied, expected timing	10 years
Services | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Performance obligation satisfaction, period four
Segment Reporting Information [Line Items]
Performance obligation expected to be satisfied (as a percent)	84.00%
Performance obligations expected to be satisfied, expected timing	15 years
Revenue benchmark | Agencies of the U.S. Government | Customer Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk (as a percentage)	8.00%	8.00%	8.00%
Revenue benchmark | Defense-related | Customer Concentration Risk | Aerospace
Segment Reporting Information [Line Items]
Concentration risk (as a percentage)	7.00%	7.00%	7.00%